Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	500,000,000	500,000,000
Preferred stock, shares issued	11,630,000	90,000,000
Preferred stock, shares outstanding	11,630,000	90,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	184,126,166	123,000,000
Common stock, shares outstanding	184,126,166	123,000,000